Income tax provision - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognition of corporate tax	$ 56,592	$ 55,953	$ 51,251
Corporate tax rate	22.00%	22.00%	22.00%
Unused tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development tax credits	$ 1,404	$ 1,563	$ 1,787
Research and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development tax credits	1,400
Norway [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	252,800
Recognition of corporate tax	$ 55,600
Corporate tax rate	22.00%
United Kingdom [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 3,400
Recognition of corporate tax	$ 600
Corporate tax rate	19.00%
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 0
United States [member] | Research and development [member] | Unused tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit forwards	$ 1,400